Commitments	12 Months Ended
Mar. 31, 2012
Commitments and Contingencies [Abstract]
COMMITMENTS
21.	COMMITMENTS

(a)	Capital commitments

As of March 31, 2012 and 2011, the Company had capital commitments contracted but not provided for of US$169,682 and US$86,782, respectively, for the purchase of property, plant and equipment.

(b)	Operating lease commitments

In addition to the land use rights described in note 12 to the financial statements, the Company has entered into various operating lease arrangements for parking lots, motor vehicles, equipment, land and office premises. The Company recorded rental expenses, excluding the land use rights payments described in note 12 to the financial statements, for the fiscal years ended March 31, 2012, 2011 and 2010 of US$352,206, US$445,327 and US$440,132, respectively, and recorded lease rental income of nil, US$9,886 and US$6,393 for the fiscal years ended March 31, 2012, 2011 and 2010, respectively. Future minimum lease payments under non-cancelable operating leases as of March 31, 2012 and 2011 were as follows:

	March 31, 2012	March 31, 2011
	US$	US$
Payable:
Within one year	511,654	629,677
Over one year but not exceeding two years	521,448	491,936
Over two years but not exceeding three years	369,319	501,352
Over three years but not exceeding four years	347,410	355,086
Over four years but not exceeding five years	347,410	334,022
Over five years	9,136,892	9,135,325

	11,234,133	11,447,398

Apart from the above, subsequent to March 31, 2012, the subsidiaries of the Company renewed the tenancy agreements with the related companies and extended the leasing term for one year to March 31, 2013, with future lease payments due of US$170,204.